SUBSEQUENT EVENTS (Details) - RUB (₽) ₽ in Billions	1 Months Ended				4 Months Ended	12 Months Ended
	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Jul. 31, 2018	Apr. 23, 2019	Dec. 31, 2018	Jun. 30, 2018
Minimum
Subsequent events
Maturity of bonds						1 year
Maximum
Subsequent events
Maturity of bonds						7 years
Acquisition of shares under Share Repurchase Plan | Common stock
Subsequent events
Number of shares repurchased					35,679,838
Acquisition of shares under Share Repurchase Plan (as percent)					1.79%
Exchange-traded bonds | Ruble bonds placement
Subsequent events
Bonds issued			₽ 10.0
Annual coupon rate			8.70%
Maturity of bonds			5 years
MTS Bank
Subsequent events
Ownership interest acquired (in percentage)							26.60%
Ownership interest in subsidiary (as a percentage)				55.40%
MTS Bank | Purchase of additional stake in MTS-Bank
Subsequent events
Ownership interest in subsidiary (as a percentage)		94.92%
MTS Bank | Purchase of additional stake in MTS-Bank | Sistema
Subsequent events
Ownership interest acquired (in percentage)		39.48%
Consideration paid		₽ 11.4
OZON Holdings Ltd | Sale of investment in Ozon Holdings Limited
Subsequent events
Proportion of ownership interest sold in associate	18.69%
Proceeds from disposal of ownership interest in associate	₽ 7.9